Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Revenues		$ 25	$ 35	$ 412	$ 832	$ 2,972		$ 16,508		$ 52,151
Cost of revenues		369	543	864	1,163	2,957		8,617		29,654
Gross profit (loss)		(344)	(508)	(452)	(331)	15		7,891		22,497
Selling and marketing expenses		734	819	1,406	1,565	3,033		5,323		3,305
General and administrative expenses		1,590	1,833	3,851	4,319	6,016		9,662		1,317
Operating income (loss)		(2,668)	(3,160)	(5,709)	(6,215)	(9,034)		(7,094)		17,875
Financial expenses (income), net		6	(58)	(14)	(125)	77		(127)		99
Income (loss) before income taxes		(2,674)	(3,102)	(5,695)	(6,090)	(9,111)		(6,967)		17,776
Income tax expenses			11		23			1,086		3,023
Net and comprehensive income (loss)		$ (2,674)	$ (3,113)	$ (5,695)	$ (6,113)	$ (9,111)		$ (8,053)		$ 14,753
Weighted-average ordinary shares outstanding - basic and diluted	[1]	2,459,088	2,459,088	2,459,088	2,459,088	2,459,088		2,459,088		2,459,088
Earnings (loss) per ordinary share - basic and diluted (U.S. dollars)		$ (1.09)	$ (1.27)	$ (2.32)	$ (2.49)	$ (3.71)	[1]	$ (3.27)	[1]	$ 6.00	[1]

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.